Summary of Significant Accounting Policies - Schedule of Gains or Losses Foreign Currency Transactions (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Average rate [Member]
Schedule of Gains or Losses Foreign Currency Transactions [Line Items]
Foreign currency transactions	7.8243		7.7985
Period-end spot rate [Member]
Schedule of Gains or Losses Foreign Currency Transactions [Line Items]
Foreign currency transactions	7.842	7.7833